UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
BlackRock China A Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2021

Date of reporting period: 04/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
April 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock China A Opportunities Fund

Dear Shareholder,
The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.
As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic.
This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
28.85% 45.98%
U.S. small cap equities
(Russell 2000
®
Index)
48.06 74.91
International equities
(MSCI Europe, Australasia,
Far East Index)
28.84 39.88
Emerging market equities
(MSCI Emerging Markets
Index)
22.95 48.71
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.11
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.26) (7.79)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.52) (0.27)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.42 7.40
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
7.98 19.57
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock China A Opportunities Fund
Investment Objective
BlackRock China A Opportunities Fund’s (the “Fund”) investment objective is to seek to maximize total return. Total return means the combination of capital appreciation and investment income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2021, the Fund outperformed its benchmark, the MSCI China A Onshore Index.
What factors influenced performance?
The period began with a continuation of the upward market trajectory, bolstered by supportive government themes and potential vaccine developments. The pro-risk environment rode on future growth and inflation expectations, leading the way for the strong rotation into value and cyclicals. Despite some weakness during the weeks following Chinese New Year in February 2021, the Fund was able to position successfully during the six-month period, riding the value upswing and defending well during the March 2021 slump.
Within the stock selection model, sentiment insights took center stage delivering an important part of the period’s positive contributions to relative performance, while flat returns from the quality complex and negative results from value—the sole detractor of the period—ultimately yielded a negative contribution for the overall fundamental signal group. Chinese equities experienced high foreign demand, at points taking the lion’s share of overall emerging market equity demand. Attempting to predict the impact of both informed professionals and retail investors, including by using natural language processing techniques, contributed positively to the Fund’s performance. Trend-
following strategies also benefited the portfolio, and in particular the investment adviser’s machine-learning signal combination strategy helped soften the blow in down months.
In sector terms, stock selection within industrials was most successful, driven significantly by sentiment-based insights. In line with the reopening and recovery theme, machinery was a key contributor, along with construction materials. The portfolio was also able to successfully position into the alcoholic beverage sector. Other cyclical beneficiaries included the information technology (“IT”) sector, broadly across both software and hardware. The Fund’s IT and beverages stances were both strongly driven by the model’s machine-learning signal combination strategy.
On the downside, positioning within the health care and financials sectors weighed most heavily on performance during the period. Within health care, the Fund’s persistent underweight positions in biotechnology and pharmaceuticals, driven by our signal combination strategy, detracted given their continued strength. Across the financials sector, the market faced episodes of deleveraging fears after the People’s Bank of China warned of asset bubbles. Banks were a bright spot, but the portfolio’s overweight positions to other financial services and capital markets firms detracted, with environmental, social and governance and value signals the biggest constraints on performance.
Describe recent portfolio activity.
The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock Advisors, LLC, the Fund’s investment manager, then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.
The Fund began the period with an active risk target closer to the top of the range, but weaker model efficacy saw that risk target drop quickly as the period progressed. As the model performance began to improve, the risk budget was gradually elevated, returning close to its initial level toward the end of the period. In terms of risk budgeting within its stock selection model, the Fund continues to retain a balanced approach across fundamental and sentiment insights.
Over the period, the Fund deepened research on the impact of mutual fund holdings within China, which have reached a similar size to total foreign holdings. The Fund will seek to benefit from mutual fund inflows in the short term, while positioning for potential herding and crowding over the longer term.
Describe portfolio positioning at period end.
At the end of the period, the Fund’s largest sector overweight positions were in telecommunications, financials and health care, while consumer discretionary, IT and consumer staples represented underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock China A Opportunities Fund
Performance Summary for the Period Ended April 30, 2021
Overview of the Fund’s Total Investments
Portfolio Information
Average Annual Total Returns
(a)(b)
6-Month Total
Returns 1 Year
Since
Inception
(c)
Institutional ................................................................................. 14.47% 55.28% 39.46%
Class K .................................................................................... 14.49 55.30 39.48
MSCI China A Onshore Index
(d)
.................................................. 13.95 45.26 32.86
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Class K Shares do not have a sales charge. See
“About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers domiciled in the
People's Republic of China ("China" and, for the purpose of this report, excluding Hong Kong, Macau and Taiwan) and listed in China (i.e., A-shares), and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in MSCI China A Onshore Index.
(c)
The Fund commenced operations on December 27, 2018.
(d)
The index captures large and mid-cap representation across China securities listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 20%
Information Technology .............................. 15
Consumer Staples ................................. 14
Industrials ....................................... 14
Health Care ..................................... 12
Materials ....................................... 11
Consumer Discretionary ............................. 9
Real Estate ...................................... 2
Communication Services ............................. 1
Energy ......................................... 1
Utilities ......................................... —
(a)
Short-Term Securities ............................... 1
Other Assets Less Liabilities .......................... —
(a)
(a)
Represents less than 1% of the Fund's total investments.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
TEN LARGEST HOLDINGS
Security
(a)
Percent of
Net Assets
China Merchants Bank Co. Ltd., Class A .................. 4%
Kweichow Moutai Co. Ltd., Class A ...................... 4
Ping An Insurance Group Co. of China Ltd., Class A .......... 3
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ..... 2
Industrial Bank Co. Ltd., Class A ........................ 2
Baoshan Iron & Steel Co. Ltd., Class A ................... 2
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A ........ 2
BOE Technology Group Co. Ltd., Class A .................. 2
China Construction Bank Corp., Class A .................. 2
Contemporary Amperex Technology Co. Ltd., Class A ......... 2
(a)
Excludes short-term investments.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) on the previous page(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2020 and held through April 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,144.70 $ 5.10 $ 1,000.00 $ 1,020.03 $ 4.81 0.96%
Class K .................................. 1,000.00 1,144.90 5.00 1,000.00 1,020.13 4.71 0.94
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Shares
Shares Value
Common Stocks — 98.8%
Aerospace & Defense — 0.7%
AVIC Electromechanical Systems Co. Ltd.,
Class A ....................... 23,400 $ 35,194
Avicopter plc, Class A ................ 11,795 92,545
China Aerospace Times Electronics Co. Ltd.,
Class A ....................... 22,200 23,366
China Avionics Systems Co. Ltd., Class A .. 66,500 154,003
Guizhou Space Appliance Co. Ltd., Class A . 2,500 17,026
322,134
Air Freight & Logistics — 1.1%
Sinotrans Ltd., Class A ............... 647,605 487,010
Xiamen Xiangyu Co. Ltd., Class A ........ 36,100 36,164
523,174
Airlines — 0.0%
China Express Airlines Co. Ltd., Class A ... 11,100 26,099
Auto Components — 2.1%
Anhui Zhongding Sealing Parts Co. Ltd., Class
A ........................... 50,800 83,458
Bethel Automotive Safety Systems Co. Ltd.,
Class A ....................... 14,900 68,891
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., Class A ........... 9,700 290,951
Fuyao Glass Industry Group Co. Ltd., Class A 1,200 9,465
Huayu Automotive Systems Co. Ltd., Class A 63,600 256,947
Ningbo Tuopu Group Co. Ltd., Class A .... 27,600 144,467
Ningbo Xusheng Auto Technology Co. Ltd.,
Class A
(a)
...................... 33,500 166,622
1,020,801
Automobiles — 1.8%
BYD Co. Ltd., Class A ................ 24,200 593,677
Great Wall Motor Co. Ltd., Class A ....... 31,300 161,573
SAIC Motor Corp. Ltd., Class A ......... 31,300 96,949
852,199
Banks — 11.4%
Agricultural Bank of China Ltd., Class A .... 357,600 176,645
Bank of China Ltd., Class A ............ 355,400 178,314
Bank of Communications Co. Ltd., Class A .. 1,028,400 763,683
China Construction Bank Corp., Class A ... 809,000 840,297
China Everbright Bank Co. Ltd., Class A ... 428,000 249,604
China Merchants Bank Co. Ltd., Class A ... 241,981 1,965,371
Industrial & Commercial Bank of China Ltd.,
Class A ....................... 86,400 68,418
Industrial Bank Co. Ltd., Class A ......... 306,000 1,025,717
Postal Savings Bank of China Co. Ltd., Class A 232,239 182,305
Shanghai Pudong Development Bank Co. Ltd.,
Class A ....................... 40,000 62,030
5,512,384
Beverages — 8.5%
Anhui Yingjia Distillery Co. Ltd., Class A .... 7,100 41,052
Jiangsu King's Luck Brewery JSC Ltd., Class A 8,100 66,642
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A ....................... 1,800 53,367
Kweichow Moutai Co. Ltd., Class A ....... 5,479 1,692,141
Shanghai Bairun Investment Holding Group Co.
Ltd., Class A .................... 16,200 310,180
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 14,796 932,157
Tsingtao Brewery Co. Ltd., Class A ....... 26,564 372,518
Wuliangye Yibin Co. Ltd., Class A ........ 14,600 639,584
4,107,641
Security
Shares
Shares Value
Biotechnology — 0.6%
Hualan Biological Engineering, Inc., Class A
(a)
9,019 $ 58,433
Jinyu Bio-Technology Co. Ltd., Class A .... 66,553 223,739
282,172
Building Products — 0.6%
ZBOM Home Collection Co. Ltd., Class A ... 4,500 33,261
Zhejiang Weixing New Building Materials Co.
Ltd., Class A .................... 76,500 277,243
310,504
Capital Markets — 5.7%
China Merchants Securities Co. Ltd., Class A 23,500 67,786
East Money Information Co. Ltd., Class A ... 97,620 483,825
First Capital Securities Co. Ltd., Class A ... 13,297 13,374
GF Securities Co. Ltd., Class A ......... 224,000 512,527
Guotai Junan Securities Co. Ltd., Class A .. 111,823 285,443
Hithink RoyalFlush Information Network Co.
Ltd., Class A .................... 23,500 392,799
Huatai Securities Co. Ltd., Class A ....... 155,800 382,251
Industrial Securities Co. Ltd., Class A ..... 205,400 287,666
Orient Securities Co. Ltd., Class A ....... 187,900 255,210
Pacific Securities Co. Ltd., Class A
(a)
...... 135,000 77,210
2,758,091
Chemicals — 3.0%
Beijing Easpring Material Technology Co. Ltd.,
Class A ....................... 19,200 149,215
Rianlon Corp., Class A ............... 7,200 44,799
Shanghai Putailai New Energy Technology Co.
Ltd., Class A .................... 980 12,227
Shenzhen Capchem Technology Co. Ltd.,
Class A ....................... 6,900 81,761
Tianqi Lithium Corp., Class A
(a)
.......... 14,100 104,476
Transfar Zhilian Co. Ltd., Class A ........ 377,100 355,044
Valiant Co. Ltd., Class A .............. 8,500 20,367
Wanhua Chemical Group Co. Ltd., Class A .. 25,002 395,215
Weihai Guangwei Composites Co. Ltd., Class A 10,600 103,149
Xinyangfeng Agricultural Technology Co. Ltd.,
Class A ....................... 71,800 183,434
1,449,687
Commercial Services & Supplies — 1.0%
Shanghai M&G Stationery, Inc., Class A .... 33,300 469,054
Communications Equipment — 1.4%
Addsino Co. Ltd., Class A ............. 5,900 15,456
Guangzhou Haige Communications Group, Inc.
Co., Class A .................... 18,800 28,773
Shenzhen Gongjin Electronics Co. Ltd., Class A 193,300 257,808
Tianjin 712 Communication & Broadcasting Co.
Ltd., Class A .................... 11,100 52,868
Zhongji Innolight Co. Ltd., Class A ....... 29,400 154,997
ZTE Corp., Class A ................. 44,000 195,939
705,841
Construction & Engineering — 0.5%
China Railway Group Ltd., Class A ....... 251,600 209,193
Shanghai Tunnel Engineering Co. Ltd., Class A 26,900 21,874
231,067
Construction Materials — 2.1%
Anhui Conch Cement Co. Ltd., Class A .... 29,552 223,167
BBMG Corp., Class A ................ 41,600 17,842
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A ................. 62,100 552,047
China Jushi Co. Ltd., Class A ........... 76,600 212,042
1,005,098

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Containers & Packaging — 0.8%
ORG Technology Co. Ltd., Class A ....... 328,688 $ 283,245
Shenzhen YUTO Packaging Technology Co.
Ltd., Class A .................... 6,700 32,212
Yunnan Energy New Material Co. Ltd. ..... 3,200 66,181
381,638
Electrical Equipment — 4.7%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 13,605 817,310
Hongfa Technology Co. Ltd., Class A ...... 24,800 213,311
Ming Yang Smart Energy Group Ltd., Class A 56,900 154,997
NARI Technology Co. Ltd., Class A ....... 54,000 265,846
Shanghai Electric Group Co. Ltd., Class A .. 95,700 75,415
Shenzhen Megmeet Electrical Co. Ltd., Class A 7,500 39,184
Sieyuan Electric Co. Ltd., Class A ........ 18,000 87,410
Sungrow Power Supply Co. Ltd., Class A ... 13,400 184,791
Sunwoda Electronic Co. Ltd., Class A ..... 39,700 131,372
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A .................... 156,012 292,323
2,261,959
Electronic Equipment, Instruments & Components — 7.8%
AVIC Jonhon Optronic Technology Co. Ltd.,
Class A ....................... 21,600 226,913
BOE Technology Group Co. Ltd., Class A ... 783,000 882,484
Chaozhou Three-Circle Group Co. Ltd., Class A 55,600 370,550
GoerTek , Inc., Class A ............... 100,930 584,452
Hengdian Group DMEGC Magnetics Co. Ltd.,
Class A ....................... 62,600 130,414
Kunshan Kersen Science & Technology Co.
Ltd., Class A
(a)
................... 17,700 24,091
Lens Technology Co. Ltd., Class A ....... 13,300 53,398
Lingyi iTech Guangdong Co., Class A ..... 4,800 6,086
Luxshare Precision Industry Co. Ltd., Class A 31,845 180,910
Maxscend Microelectronics Co. Ltd., Class A 540 35,459
Quectel Wireless Solutions Co. Ltd., Class A 1,100 30,568
Shenzhen Sunlord Electronics Co. Ltd., Class A 30,900 162,557
Suzhou Dongshan Precision Manufacturing Co.
Ltd., Class A .................... 28,100 75,426
Universal Scientific Industrial Shanghai Co.
Ltd., Class A .................... 76,700 191,137
Wuhu Token Science Co. Ltd., Class A .... 44,300 51,612
WuXi Lead Intelligent Equipment Co. Ltd.,
Class A ....................... 39,100 530,981
Xiamen Faratronic Co. Ltd., Class A ...... 8,100 144,538
Zhuzhou Hongda Electronics Corp. Ltd., Class
A
(a)
.......................... 9,900 92,810
3,774,386
Energy Equipment & Services — 0.0%
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A ....................... 5,176 26,242
Entertainment — 0.4%
Hangzhou Shunwang Technology Co. Ltd.,
Class A ....................... 26,900 52,958
Perfect World Co. Ltd., Class A ......... 7,329 24,049
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A .... 21,535 73,317
Youzu Interactive Co. Ltd., Class A ....... 22,600 53,754
204,078
Food Products — 5.1%
Angel Yeast Co. Ltd., Class A ........... 61,682 557,326
Beijing Dabeinong Technology Group Co. Ltd.,
Class A ....................... 17,000 21,348
Chacha Food Co. Ltd., Class A .......... 21,186 176,209
Security
Shares
Shares Value
Food Products (continued)
Chongqing Fuling Zhacai Group Co. Ltd., Class
A ........................... 8,100 $ 49,798
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A ....................... 24,480 638,854
Fujian Sunner Development Co. Ltd., Class A 3,200 13,035
Henan Shuanghui Investment & Development
Co. Ltd., Class A ................. 9,698 54,749
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ....................... 85,300 537,492
Jiangxi Zhengbang Technology Co. Ltd., Class
A ........................... 3,100 7,040
Jonjee Hi-Tech Industrial And Commercial
Holding Co. Ltd., Class A ........... 6,400 46,042
New Hope Liuhe Co. Ltd., Class A ....... 12,000 30,737
Sanquan Food Co. Ltd., Class A ......... 8,200 25,151
Toly Bread Co. Ltd., Class A ........... 2,400 18,209
Tongwei Co. Ltd., Class A ............. 22,500 121,502
Wellhope Foods Co. Ltd., Class A ........ 105,100 178,623
2,476,115
Health Care Equipment & Supplies — 3.1%
Guangzhou Wondfo Biotech Co. Ltd., Class A 1,100 17,201
Intco Medical Technology Co. Ltd., Class A .. 1,000 26,346
Jafron Biomedical Co. Ltd., Class A ....... 17,790 264,354
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A ................. 8,165 40,004
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 16,000 1,148,165
1,496,070
Health Care Providers & Services — 2.8%
Aier Eye Hospital Group Co. Ltd., Class A .. 7,100 81,357
China National Accord Medicines Corp. Ltd.,
Class A ....................... 24,620 158,664
Dian Diagnostics Group Co. Ltd., Class A ... 4,941 29,649
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A .................... 11,100 246,156
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 174,700 603,371
Topchoice Medical Corp., Class A
(a)
....... 4,500 216,813
1,336,010
Hotels, Restaurants & Leisure — 0.1%
Guangzhou Restaurant Group Co. Ltd., Class A 7,400 44,818
Household Durables — 3.6%
Ecovacs Robotics Co. Ltd., Class A
(a)
..... 2,600 65,555
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 5,215 48,116
Guangdong Xinbao Electrical Appliances
Holdings Co. Ltd., Class A ........... 14,400 83,014
Haier Smart Home Co. Ltd., Class A ...... 45,600 232,734
Hangzhou Robam Appliances Co. Ltd., Class A 38,300 226,465
Joyoung Co. Ltd., Class A ............. 10,800 52,975
KingClean Electric Co. Ltd., Class A ...... 19,400 134,209
Oppein Home Group, Inc., Class A ....... 12,317 316,684
Suofeiya Home Collection Co. Ltd., Class A
(a)
38,070 170,839
TCL Technology Group Corp., Class A
(a)
... 176,900 244,686
Zhejiang Supor Co. Ltd., Class A ........ 16,700 194,149
1,769,426
Independent Power and Renewable Electricity Producers — 0.1%
Guangdong Baolihua New Energy Stock Co.
Ltd., Class A .................... 16,400 13,922
Huaneng Power International, Inc., Class A . 42,200 27,479
41,401

BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Insurance — 3.2%
China Life Insurance Co. Ltd., Class A ..... 23,200 $ 118,095
China Pacific Insurance Group Co. Ltd., Class
A ........................... 3,000 15,195
New China Life Insurance Co. Ltd., Class A . 26,672 199,876
Ping An Insurance Group Co. of China Ltd.,
Class A ....................... 107,600 1,202,023
1,535,189
IT Services — 0.5%
China TransInfo Technology Co. Ltd., Class A 36,700 84,575
Wangsu Science & Technology Co. Ltd., Class
A ........................... 215,668 184,611
269,186
Life Sciences Tools & Services — 2.0%
Hangzhou Tigermed Consulting Co. Ltd., Class
A ........................... 1,600 38,508
Joinn Laboratories China Co. Ltd., Class A .. 5,000 117,428
Maccura Biotechnology Co. Ltd., Class A ... 25,800 189,118
WuXi AppTec Co. Ltd., Class A .......... 26,582 649,036
994,090
Machinery — 5.2%
China International Marine Containers Group
Co. Ltd., Class A ................. 15,900 39,583
Fujian Longma Environmental Sanitation
Equipment Co. Ltd., Class A ......... 12,000 30,098
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 21,475 132,672
Jiangsu Hengli Hydraulic Co. Ltd., Class A .. 2,200 29,127
Sany Heavy Industry Co. Ltd., Class A ..... 77,300 366,985
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 46,186 635,295
Suzhou Secote Precision Electronic Co. Ltd.,
Class A ....................... 2,800 9,211
Weichai Power Co. Ltd., Class A ......... 93,898 261,390
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A ....................... 115,220 379,677
Zhengzhou Yutong Bus Co. Ltd., Class A ... 59,800 125,471
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A ......... 280,581 509,544
2,519,053
Media — 1.4%
China South Publishing & Media Group Co.
Ltd., Class A .................... 190,500 300,087
Focus Media Information Technology Co. Ltd.,
Class A ....................... 220,761 366,550
Oriental Pearl Group Co. Ltd., Class A ..... 11,000 14,944
681,581
Metals & Mining — 4.8%
Baoshan Iron & Steel Co. Ltd., Class A .... 756,100 1,004,672
China Molybdenum Co. Ltd., Class A ...... 75,400 67,250
Hunan Valin Steel Co. Ltd., Class A ....... 92,900 112,421
Maanshan Iron & Steel Co. Ltd., Class A ... 707,400 461,786
Nanjing Iron & Steel Co. Ltd., Class A ..... 361,900 234,883
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.,
Class A ....................... 107,700 76,676
Xinyu Iron & Steel Co. Ltd., Class A ...... 101,400 102,457
Yintai Gold Co. Ltd., Class A ........... 36,000 47,440
Zhejiang Huayou Cobalt Co. Ltd., Class A
(a)
. 16,000 200,601
2,308,186
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 1.1%
China Petroleum & Chemical Corp., Class A . 812,700 $ 535,683
PetroChina Co. Ltd., Class A ........... 30,000 19,655
555,338
Paper & Forest Products — 0.0%
Shandong Chenming Paper Holdings Ltd.,
Class A ....................... 5,650 9,336
Personal Products — 0.5%
By-health Co. Ltd., Class A ............ 41,600 209,577
Proya Cosmetics Co. Ltd., Class A ....... 800 22,517
232,094
Pharmaceuticals — 2.7%
Changchun High & New Technology Industry
Group, Inc., Class A ............... 2,600 199,214
Chengdu Kanghong Pharmaceutical Group Co.
Ltd., Class A .................... 39,700 132,142
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ...... 44,900 173,149
Hubei Jumpcan Pharmaceutical Co. Ltd., Class
A
(a)
.......................... 6,100 18,158
Jiangsu Hengrui Medicine Co. Ltd., Class A . 32,628 422,507
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 37,700 85,391
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A .................... 3,700 34,273
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A ....................... 11,200 48,488
Sichuan Kelun Pharmaceutical Co. Ltd., Class
A ........................... 6,500 21,769
Tianjin Chase Sun Pharmaceutical Co. Ltd.,
Class A ....................... 43,000 28,993
Yunnan Baiyao Group Co. Ltd., Class A .... 8,600 142,499
1,306,583
Professional Services — 0.2%
Centre Testing International Group Co. Ltd.,
Class A ....................... 18,397 92,766
Real Estate Management & Development — 2.1%
China Vanke Co. Ltd., Class A .......... 129,399 562,402
Greattown Holdings Ltd., Class A ........ 172,300 96,287
Jiangsu Zhongnan Construction Group Co.
Ltd., Class A .................... 49,600 54,132
Jinke Properties Group Co. Ltd., Class A ... 200,700 204,191
Yango Group Co. Ltd., Class A .......... 98,200 86,769
1,003,781
Semiconductors & Semiconductor Equipment — 2.4%
Changsha Jingjia Microelectronics Co. Ltd.,
Class A ....................... 5,400 60,573
Gigadevice Semiconductor Beijing, Inc., Class
A ........................... 1,960 58,201
Hangzhou First Applied Material Co. Ltd., Class
A ........................... 7,300 102,684
Ingenic Semiconductor Co. Ltd., Class A ... 3,000 32,533
LONGi Green Energy Technology Co. Ltd.,
Class A ....................... 34,100 520,028
NAURA Technology Group Co. Ltd., Class A . 700 17,793
SG Micro Corp., Class A .............. 1,200 48,488
Shenzhen Goodix Technology Co. Ltd., Class A 1,200 21,033
Will Semiconductor Co. Ltd., Class A ...... 2,300 106,775
Wuxi Taiji Industry Co. Ltd., Class A ...... 35,100 42,021
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 27,900 165,914
1,176,043

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Software — 2.6%
Glodon Co. Ltd., Class A .............. 24,800 $ 278,729
Hundsun Technologies, Inc., Class A ...... 19,206 271,517
Iflytek Co. Ltd., Class A ............... 16,100 126,181
Sangfor Technologies, Inc., Class A ...... 1,000 42,132
Shanghai 2345 Network Holding Group Co.
Ltd., Class A .................... 235,100 66,706
Thunder Software Technology Co. Ltd., Class A 14,200 293,359
Yonyou Network Technology Co. Ltd., Class A 38,300 195,671
1,274,295
Specialty Retail — 1.0%
China Tourism Group Duty Free Corp. Ltd.,
Class A ....................... 10,415 499,639
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.1%
Zhejiang Semir Garment Co. Ltd., Class A .. 19,900 $ 35,956
Total Common Stocks — 98.8%
(Cost: $37,920,209) .............................. 47,881,205
Total Long-Term Investments — 98.8%
(Cost: $37,920,209) .............................. 47,881,205
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
(b)*
.................. 322,851 322,851
Total Short-Term Securities — 0.7%
(Cost: $322,851) ................................ 322,851
Total Investments — 99.5%
(Cost: $38,243,060 ) .............................. 48,204,056
Other Assets Less Liabilities — 0.5% ................... 226,198
Net Assets — 100.0% .............................. $ 48,430,254
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
10/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,928 $ 184,923 $ — $ — $ — $ 322,851 322,851 $ 123 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock China A Opportunities Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 29 05/28/21 $ 501 $ 5,651
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 5,651 $ — $ — $ — $ 5,651
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended April 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (91,971) $ — $ — $ — $ (91,971)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 5,651 — — — 5,651
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 467,981

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ — $ 322,134 $ — $ 322,134
Air Freight & Logistics .................................... — 523,174 — 523,174
Airlines .............................................. — 26,099 — 26,099
Auto Components ...................................... — 1,020,801 — 1,020,801
Automobiles .......................................... — 852,199 — 852,199
Banks ............................................... — 5,512,384 — 5,512,384
Beverages ........................................... — 4,107,641 — 4,107,641
Biotechnology ......................................... — 282,172 — 282,172
Building Products ....................................... — 310,504 — 310,504
Capital Markets ........................................ — 2,758,091 — 2,758,091
Chemicals ............................................ — 1,449,687 — 1,449,687
Commercial Services & Supplies ............................. — 469,054 — 469,054
Communications Equipment ................................ — 705,841 — 705,841
Construction & Engineering ................................ — 231,067 — 231,067
Construction Materials .................................... — 1,005,098 — 1,005,098
Containers & Packaging .................................. — 381,638 — 381,638
Electrical Equipment ..................................... — 2,261,959 — 2,261,959
Electronic Equipment, Instruments & Components ................. — 3,774,386 — 3,774,386
Energy Equipment & Services .............................. — 26,242 — 26,242
Entertainment ......................................... — 204,078 — 204,078
Food Products ......................................... — 2,476,115 — 2,476,115
Health Care Equipment & Supplies ........................... 26,346 1,469,724 — 1,496,070
Health Care Providers & Services ............................ — 1,336,010 — 1,336,010
Hotels, Restaurants & Leisure .............................. — 44,818 — 44,818
Household Durables ..................................... — 1,769,426 — 1,769,426
Independent Power and Renewable Electricity Producers ............ — 41,401 — 41,401
Insurance ............................................ — 1,535,189 — 1,535,189
IT Services ........................................... — 269,186 — 269,186
Life Sciences Tools & Services .............................. — 994,090 — 994,090
Machinery ............................................ — 2,519,053 — 2,519,053
Media ............................................... — 681,581 — 681,581
Metals & Mining ........................................ — 2,308,186 — 2,308,186
Oil, Gas & Consumable Fuels ............................... — 555,338 — 555,338
Paper & Forest Products .................................. — 9,336 — 9,336
Personal Products ...................................... — 232,094 — 232,094
Pharmaceuticals ....................................... — 1,306,583 — 1,306,583
Professional Services .................................... — 92,766 — 92,766
Real Estate Management & Development ....................... — 1,003,781 — 1,003,781
Semiconductors & Semiconductor Equipment .................... — 1,176,043 — 1,176,043
Software ............................................. — 1,274,295 — 1,274,295
Specialty Retail ........................................ — 499,639 — 499,639
Textiles, Apparel & Luxury Goods ............................ — 35,956 — 35,956
Short-Term Securities ....................................... 322,851 — — 322,851
$ 349,197 $ 47,854,859 $ — $ 48,204,056
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 5,651 $ — $ — $ 5,651
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

April 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
China A
Opportunities
Fund
ASSETS
Investments at value — unaffiliated (cost — $37,920,209) .............................................................................. $ 47,881,205
Investments at value — affiliated (cost — $322,851) .................................................................................. 322,851
Cash pledged for futures contracts .............................................................................................. 32,000
Foreign currency at value (cost — $257,084) ....................................................................................... 260,154
Receivables: –
Capital shares sold ....................................................................................................... 1,625
Dividends — affiliated ..................................................................................................... 25
From the Manager ....................................................................................................... 6
Prepaid expenses ......................................................................................................... 26,097
Total assets .............................................................................................................
48,523,963
LIABILITIES
Payables: –
Accounting services fees ................................................................................................... 22,395
Administration fees ....................................................................................................... 2,270
Custodian fees .......................................................................................................... 11,588
Investment advisory fees .................................................................................................. 4,756
Trustees' and Officer's fees ................................................................................................. 415
Other affiliate fees ....................................................................................................... 61
Printing and postage fees .................................................................................................. 6,025
Professional fees ........................................................................................................ 30,750
Variation margin on futures contracts ........................................................................................... 5,390
Other accrued expenses ................................................................................................... 10,059
Total liabilities ............................................................................................................
93,709
NET ASSETS ............................................................................................................
$ 48,430,254
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 37,623,569
Accumulated earnings ...................................................................................................... 10,806,685
NET ASSETS ............................................................................................................
$ 48,430,254

Statement of Assets and Liabilities
(unaudited) (continued)
April 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
China A
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 38,558,826
Shares outstanding .................................................................................................
2,085,467
Net asset value ....................................................................................................
$ 18.49
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 9,871,428
Shares outstanding .................................................................................................
533,932
Net asset value ....................................................................................................
$ 18.49
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended April 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
China A
Opportunities
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 123
Dividends — unaffiliated ................................................................................................... 43,150
Foreign taxes withheld .................................................................................................... (4,796)
Total investment income .....................................................................................................
38,477
EXPENSES
Investment advisory ...................................................................................................... 146,819
Professional ........................................................................................................... 59,949
Accounting services ...................................................................................................... 22,398
Registration ........................................................................................................... 22,197
Custodian ............................................................................................................. 12,900
Administration ......................................................................................................... 8,320
Trustees and Officer ...................................................................................................... 5,689
Printing and postage ..................................................................................................... 3,975
Administration — class specific .............................................................................................. 3,915
Transfer agent — class specific .............................................................................................. 1,901
Miscellaneous .......................................................................................................... 13,955
Total expenses ...........................................................................................................
302,018
Less: –
Administration fees waived — class specific ...................................................................................... (967)
Fees waived and/or reimbursed by the Manager ................................................................................... (113,199)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (133)
Total expenses after fees waived and/or reimbursed ..................................................................................
187,719
Net investment loss ........................................................................................................
(149,242)
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,217,367
Net realized gain (loss) from: $ –
Investments — unaffiliated ............................................................................................... 1,115,138
Foreign currency transactions ............................................................................................. 11,797
Futures contracts ...................................................................................................... (91,971)
A
1,034,964
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 3,173,901
Foreign currency translations .............................................................................................. 2,851
Futures contracts ...................................................................................................... 5,651
A
3,182,403
Net realized and unrealized gain ...............................................................................................
4,217,367
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 4,068,125

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock China A Opportunities Fund
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ (149,242) $ 129,874
Net realized gain .................................................................................. 1,034,964 946,448
Net change in unrealized appreciation (depreciation) .......................................................... 3,182,403 5,064,403
Net increase in net assets resulting from operations .............................................................
4,068,125 6,140,725
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (747,026) (1,053,033)
Class K ....................................................................................... (351,902) (849,377)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,098,928) (1,902,410)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
23,809,326 1,920,342
NET ASSETS
Total increase in net assets ............................................................................. 26,778,523 6,158,657
Beginning of period .................................................................................. 21,651,731 15,493,074
End of period ......................................................................................
$ 48,430,254 $ 21,651,731
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock China A Opportunities Fund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/2020
Period from
12/27/18
(a)
to 10/31/19
Net asset value, beginning of period ...........................................................
$ 16.78 $ 13.44 $ 10.00
Net investment income (loss)
(b)
...............................................................
(0.07) 0.11 0.20
Net realized and unrealized gain .............................................................
2.45 4.87 3.24
Net increase from investment operations ..........................................................
2.38 4.98 3.44
Distributions
(c)
– – –
From net investment income ................................................................
(0.04) (0.42) —
From net realized gain .....................................................................
(0.63) (1.22) —
Total distributions .........................................................................
(0.67) (1.64) —
Net asset value, end of period ................................................................
$ 18.49 $ 16.78 $ 13.44
Total Return
(d)
14.47% 41.53% 34.40%
Based on net asset value ....................................................................
14.47%
(e)
41.53%
(f)
34.40%
(e)
Ratios to Average Net Assets
Total expenses ...........................................................................
1.54%
(g)
2.53% 3.31%
(g)(h)( i )
Total expenses after fees waived and/or reimbursed ..................................................
0.96%
(g)
0.97% 0.96%
(g)( i )
Net investment income (loss) .................................................................
(0.76)%
(g)
0.78% 1.85%
(g)( i )
Supplemental Data
Net assets, end of period (000) ................................................................
$ 38,559 $ 12,925 $ 8,592
Portfolio turnover rate ......................................................................
66% 214% 128%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.35%.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.60%.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock China A Opportunities Fund
Class K
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/2020
Period from
12/27/18
(a)
to 10/31/19
Net asset value, beginning of period ...........................................................
$ 16.78 $ 13.45 $ 10.00
Net investment income (loss)
(b)
...............................................................
(0.07) 0.10 0.19
Net realized and unrealized gain .............................................................
2.45 4.87 3.26
Net increase from investment operations ..........................................................
2.38 4.97 3.45
Distributions
(c)
– – –
From net investment income ................................................................
(0.04) (0.42) —
From net realized gain .....................................................................
(0.63) (1.22) —
Total distributions .........................................................................
(0.67) (1.64) —
Net asset value, end of period ................................................................
$ 18.49 $ 16.78 $ 13.45
Total Return
(d)
14.49% 41.45% 34.50%
Based on net asset value ....................................................................
14.49%
(e)
41.45%
(f)
34.50%
(e)
Ratios to Average Net Assets
Total expenses ...........................................................................
1.55%
(g)
2.54% 3.36%
(g)(h)( i )
Total expenses after fees waived and/or reimbursed ..................................................
0.94%
(g)
0.94% 0.94%
(g)( i )
Net investment income (loss) .................................................................
(0.78)%
(g)
0.76% 1.81%
(g)( i )
Supplemental Data
Net assets, end of period (000) ................................................................
$ 9,871 $ 8,727 $ 6,901
Portfolio turnover rate ......................................................................
66% 214% 128%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.19%.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.65%.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock China A Opportunities Fund (the "Fund") is a series of the Trust. The Fund is classified as non-
diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.
Institutional and Class K Shares are sold only to certain eligible investors.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Class K Shares ............................................. No No None

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended April 30, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended April 30, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.75%
$1 Billion - $3 Billion ..................................................................................................... 0.71
Greater than $3 Billion ................................................................................................... 0.68
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 2,948
Class K ......................................................................................................... 967
$ 3,915
Institutional .................................................................................................... $ 113
Class K ...................................................................................................... 53
$ 166

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

For the six months ended April 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through February 28,
2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940
Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2021, the amount waived was $262.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through February 28, 2022. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 28, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $112,937, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended April 30, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in a ssets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 27, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
As of April 30, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
Institutional ....................................................................................................... $ 1,768
Class K ......................................................................................................... 133
$ 1,901
Institutional .......................................................................................................... 0.99%
Class K ............................................................................................................ 0.94
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock China A Opportunities Fund
Class K ...................................................................................... $ 967 $ 133
Expiring October 31,
2021 2022 2023
Fund Level ....................................................................... $ 287,587 $ 264,013 $ 112,937
Class K ......................................................................... 1,158 1,646 1,100

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
PURCHASES AND SALES
For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments, were $46,612,064 and $24,389,877, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2021, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai
Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program
(together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund.
Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock China A Opportunities Fund ................................... $ 38,291,812 $ 10,872,667 $ (954,772) $ 9,917,895

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
The Fund invests a significant portion of its assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in
Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-
convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of April 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/21
Year Ended
10/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
1,349,018 $ 24,200,535 118,150 $ 1,673,691
Shares issued in reinvestment of distributions ........................
23,895 412,180 18,942 232,612
Shares redeemed .........................................
(57,533) (1,067,691) (6,113) (76,130)
Net increase ...............................................
1,315,380 $ 23,545,024 130,979 $ 1,830,173
Class K
Shares sold .............................................
14,264 $ 271,333 4,451 $ 62,377
Shares issued in reinvestment of distributions ........................
910 15,689 2,266 27,821
Shares redeemed .........................................
(1,234) (22,720) (2) (29)
Net increase ...............................................
13,940 $ 264,302 6,715 $ 90,169
Total Net Increase
1,329,320 $ 23,809,326 137,694 $ 1,920,342
Institutional ....................................................................................................... 500,000
Class K ......................................................................................................... 500,000

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the “Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock China A Opportunities Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Fund and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
537-4942; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Want to know more?
blackrock.com | 800-537-4942
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CHINA-4/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: July 6, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 6, 2021